Revenue Analysis and Segment Information (Details)	12 Months Ended
Dec. 31, 2024 Segment
Revenue Analysis and Segment Information [Line Items]
Number of reportable segment	3
Chief Executive Officer [Member]
Revenue Analysis and Segment Information [Line Items]
Number of reportable segment	1